BORROWINGS (Maturity of borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,479,038	$ 1,722,893
Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	174,965	129,949
Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	1,304,073	$ 1,592,944
2022
Disclosure of detailed information about borrowings [line items]
Borrowings	822,572
2022 | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	174,965
2022 | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	647,607
2023
Disclosure of detailed information about borrowings [line items]
Borrowings	124,698
2023 | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2023 | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	124,698
2024 and thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	531,768
2024 and thereafter | Fixed Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2024 and thereafter | Floating Rate
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 531,768